Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2019
Credit Risk
Concentration Risk [Line Items]
Summary of Concentration of Risk

Accounts and notes receivable from third parties concentration of credit risk as below:

	As of December 31,
	2018		2019
	RMB		RMB
Company A	58,766	53%	174,620	55%
Company B	36,734	33%	109,585	35%

Accounts receivable from a related party concentration of credit risk as below:

	As of December 31,
	2018		2019
	RMB		RMB
Xiaomi	260,984	100%	707,947	100%

Other receivables from related parties concentration of credit risk as below:

	As of December 31,
	2018		2019
	RMB		RMB
Xiaomi	112,320	100%	23,944	100%

Revenue Concentration Risk
Concentration Risk [Line Items]
Summary of Concentration of Risk
	Year ended December 31,
	2017		2018		2019
	RMB		RMB		RMB
Xiaomi	739,464	85%	1,311,852	51%	2,112,170	45%